Average Annual Total Returns - Retail - Vanguard Market Neutral Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 1 Year	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 5 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 10 Years	Spliced Market Neutral Index USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Market Neutral Index USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Market Neutral Index USD (reflects no deduction for fees, expenses, or taxes) 10 Years	FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes) 10 Years	Equity Market Neutral Funds Average (reflects no deduction for taxes) 1 Year	Equity Market Neutral Funds Average (reflects no deduction for taxes) 5 Years	Equity Market Neutral Funds Average (reflects no deduction for taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(11.57%)	(4.72%)	(0.05%)	(11.74%)	(5.05%)	(0.23%)	(6.73%)	(3.52%)	(0.04%)	0.58%	1.16%	0.60%	0.58%	1.16%	0.60%	0.58%	1.16%	0.60%	(7.40%)	(2.39%)	(0.85%)	20.79%	15.36%	13.74%